Intangible assets, airport concessions and goodwill - Net: - Additional information (Details) $ in Thousands, $ in Millions		12 Months Ended
	May 15, 2008	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure by geographical areas:
Amortisation expense		$ 2,008,470		$ 1,945,184	$ 1,877,315
Explanation of value assigned to key assumption		For the year 2023, to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of recognizing an excess of Ps.302,677 and of Ps.4,202,232, in Aerostar, respectively, and an excess of Ps.374,916 and Ps.546,230 in Airplan, respectively.	For the year 2023, to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of recognizing an excess of Ps.302,677 and of Ps.4,202,232, in Aerostar, respectively, and an excess of Ps.374,916 and Ps.546,230 in Airplan, respectively.	Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of recognizing an impairment of Ps.843,424 and an excess of Ps.3,725,218, in Aerostar, respectively, and an excess of Ps.235,889 and Ps.424,719 in Airplan, respectively.
Impairment testing on all CGUs considering the entire value of intangible assets, airport concessions and goodwill		$ 2,149,185		$ 2,469,378
Original concession period for operating rights	25 years	50 years	50 years
Airplan
Disclosure by geographical areas:
Original concession period for operating rights	15 years	25 years	25 years
Minimum | Airplan
Disclosure by geographical areas:
Original concession period for operating rights		15 years	15 years
CGU Aerostar
Disclosure by geographical areas:
Explanation of period over which management has projected cash flows		29 years	29 years	P30Y
Cash payments			$ 2.5
CGU Aerostar | Positive
Disclosure by geographical areas:
Percentage applied to passenger traffic				5.00%
Amount in excess of cash flow projections		$ 302,677		$ 843,424
CGU Aerostar | Negative
Disclosure by geographical areas:
Percentage applied to passenger traffic				5.00%
Amount in excess of cash flow projections		$ 4,202,232		$ 3,725,218
CGU Airplan
Disclosure by geographical areas:
Explanation of period over which management has projected cash flows		P9Y	P9Y	P10Y
CGU Airplan | Positive
Disclosure by geographical areas:
Percentage applied to passenger traffic				5.00%
Amount in excess of cash flow projections		$ 374,916		$ 235,889
CGU Airplan | Negative
Disclosure by geographical areas:
Percentage applied to passenger traffic				5.00%
Amount in excess of cash flow projections		546,230		$ 424,719
Licences
Disclosure by geographical areas:
Amortisation expense		54,259		49,715	37,974
Colombia (Airplan)
Disclosure by geographical areas:
Amortisation expense		281,976		315,842	339,676
Amortization commercial rights		$ 86,509		$ 99,560	$ 104,651
Percent of obligation to pay consideration on gross income		19.00%	19.00%	19.00%	19.00%
Passenger Growth Rate In Recovery Period				56.80%
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Amortisation expense		$ 444,925		$ 489,041	$ 486,507
Amortization commercial rights		$ 154,282		$ 177,558	$ 186,638
Percent of obligation to pay consideration on gross income		5.00%	5.00%	5.00%	5.00%
Passenger Growth Rate In Recovery Period				6.50%
Mexico
Disclosure by geographical areas:
Amortisation expense		$ 986,520		$ 863,183	$ 759,798
Percent of obligation to pay consideration on gross income		5.00%	5.00%	5.00%	5.00%
Passenger Growth Rate In Recovery Period				35.00%